UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Global High Income Bond Fund

Investor Class (RPIHX)

This annual shareholder report contains important information about Global High Income Bond Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global High Income Bond Fund - Investor Class	$78	0.75%

What drove fund performance during the past 12 months?

  Global high yield bonds produced positive returns in 2025, supported by healthy credit fundamentals and resilient economies. The asset class overcame concerns about U.S. tariffs, several high-profile bankruptcies, and the longest U.S. government shutdown on record.

  Compared with the style-specific ICE BofA Global High Yield Index (hedged to USD), our defensive, risk-aware positioning contributed due to our avoidance of distressed issuers that underperformed during the period, including New Fortress Energy and Saks Global. Nielsen, a global leader in audience measurement, data, and analytics, added value in the media segment, as did our lower exposure to petrochemical company Braskem in the chemicals industry.

  Selection in the energy and information technology segments detracted, partly due to Brazilian energy company Raizen and McAfee, a provider of consumer cyber security services, respectively. Not owning the Warner Bros Discovery bonds that rallied when Paramount made an offer to acquire the company also weighed on relative results.

  The fund seeks high income and some capital appreciation. We reduced our holdings in European high yield amid concerns about rich valuations. Additionally, we trimmed our energy industry allocation due to softer oil prices and OPEC’s decision to expand production targets.

  The portfolio maintained allocations to select types of derivatives for hedging purposes. The fund had a material exposure to currency forward contracts during the reporting period, which had a negative impact on performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,407	10,590	10,324
2016	10,864	10,896	10,860
2016	11,374	10,985	11,427
2016	11,521	10,209	11,621
2017	11,805	10,388	11,956
2017	12,105	10,659	12,204
2017	12,399	10,847	12,479
2017	12,521	10,964	12,553
2018	12,425	11,113	12,478
2018	12,322	10,804	12,461
2018	12,622	10,704	12,743
2018	12,297	10,832	12,314
2019	13,066	11,070	13,161
2019	13,443	11,435	13,535
2019	13,698	11,517	13,706
2019	14,062	11,573	14,104
2020	11,727	11,535	12,195
2020	13,384	11,918	13,549
2020	13,962	12,235	14,106
2020	14,886	12,637	15,035
2021	15,056	12,073	15,143
2021	15,373	12,232	15,509
2021	15,471	12,124	15,542
2021	15,341	12,042	15,492
2022	14,611	11,300	14,641
2022	13,041	10,367	13,184
2022	12,836	9,647	13,054
2022	13,526	10,086	13,741
2023	13,967	10,389	14,197
2023	14,203	10,230	14,427
2023	14,468	9,863	14,560
2023	15,410	10,662	15,542
2024	15,660	10,440	15,865
2024	15,892	10,325	16,101
2024	16,583	11,046	16,906
2024	16,720	10,482	16,999
2025	16,904	10,758	17,212
2025	17,502	11,244	17,753
2025	18,007	11,311	18,226
2025	18,274	11,338	18,463

202501-4140694, 202601-5112934

F36-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global High Income Bond Fund (Investor Class)	9.29%	4.19%	6.21%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	1.26
ICE BofA Global High Yield Index Hedged to USD (Strategy Benchmark)	8.61	4.19	6.32

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$728,231
  Number of Portfolio Holdings312
  Investment Advisory Fees Paid (000s)$3,469
  Portfolio Turnover Rate57.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	86.4%
Bank Loans	8.9
Municipal Securities	0.5
Preferred Stocks	0.3
Convertible Preferred Stocks	0.2
Common Stocks	0.2
Convertible Bonds	0.0
Short-Term and Other	3.5

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	2.2%
Venture Global Holdings	1.2
Jane Street Group	1.2
Level 3 Financing	1.0
CVS Health	1.0
IMA Industria Macchine Automatiche	1.0
Navient	0.9
Ecopetrol	0.9
CHS	0.9
BBVA Mexico	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global High Income Bond Fund

Investor Class (RPIHX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Global High Income Bond Fund

Advisor Class (PAIHX)

This annual shareholder report contains important information about Global High Income Bond Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global High Income Bond Fund - Advisor Class	$100	0.96%

What drove fund performance during the past 12 months?

  Global high yield bonds produced positive returns in 2025, supported by healthy credit fundamentals and resilient economies. The asset class overcame concerns about U.S. tariffs, several high-profile bankruptcies, and the longest U.S. government shutdown on record.

  Compared with the style-specific ICE BofA Global High Yield Index (hedged to USD), our defensive, risk-aware positioning contributed due to our avoidance of distressed issuers that underperformed during the period, including New Fortress Energy and Saks Global. Nielsen, a global leader in audience measurement, data, and analytics, added value in the media segment, as did our lower exposure to petrochemical company Braskem in the chemicals industry.

  Selection in the energy and information technology segments detracted, partly due to Brazilian energy company Raizen and McAfee, a provider of consumer cyber security services, respectively. Not owning the Warner Bros Discovery bonds that rallied when Paramount made an offer to acquire the company also weighed on relative results.

  The fund seeks high income and some capital appreciation. We reduced our holdings in European high yield amid concerns about rich valuations. Additionally, we trimmed our energy industry allocation due to softer oil prices and OPEC’s decision to expand production targets.

  The portfolio maintained allocations to select types of derivatives for hedging purposes. The fund had a material exposure to currency forward contracts during the reporting period, which had a negative impact on performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,403	10,590	10,324
2016	10,855	10,896	10,860
2016	11,360	10,985	11,427
2016	11,500	10,209	11,621
2017	11,776	10,388	11,956
2017	12,085	10,659	12,204
2017	12,370	10,847	12,479
2017	12,483	10,964	12,553
2018	12,381	11,113	12,478
2018	12,260	10,804	12,461
2018	12,551	10,704	12,743
2018	12,222	10,832	12,314
2019	12,980	11,070	13,161
2019	13,348	11,435	13,535
2019	13,607	11,517	13,706
2019	13,961	11,573	14,104
2020	11,639	11,535	12,195
2020	13,261	11,918	13,549
2020	13,826	12,235	14,106
2020	14,748	12,637	15,035
2021	14,894	12,073	15,143
2021	15,214	12,232	15,509
2021	15,303	12,124	15,542
2021	15,167	12,042	15,492
2022	14,439	11,300	14,641
2022	12,882	10,367	13,184
2022	12,673	9,647	13,054
2022	13,330	10,086	13,741
2023	13,758	10,389	14,197
2023	14,001	10,230	14,427
2023	14,236	9,863	14,560
2023	15,155	10,662	15,542
2024	15,393	10,440	15,865
2024	15,614	10,325	16,101
2024	16,303	11,046	16,906
2024	16,410	10,482	16,999
2025	16,582	10,758	17,212
2025	17,180	11,244	17,753
2025	17,665	11,311	18,226
2025	17,898	11,338	18,463

202501-4140694, 202601-5112934

F236-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global High Income Bond Fund (Advisor Class)	9.07%	3.95%	5.99%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	1.26
ICE BofA Global High Yield Index Hedged to USD (Strategy Benchmark)	8.61	4.19	6.32

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$728,231
  Number of Portfolio Holdings312
  Investment Advisory Fees Paid (000s)$3,469
  Portfolio Turnover Rate57.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	86.4%
Bank Loans	8.9
Municipal Securities	0.5
Preferred Stocks	0.3
Convertible Preferred Stocks	0.2
Common Stocks	0.2
Convertible Bonds	0.0
Short-Term and Other	3.5

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	2.2%
Venture Global Holdings	1.2
Jane Street Group	1.2
Level 3 Financing	1.0
CVS Health	1.0
IMA Industria Macchine Automatiche	1.0
Navient	0.9
Ecopetrol	0.9
CHS	0.9
BBVA Mexico	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global High Income Bond Fund

Advisor Class (PAIHX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Global High Income Bond Fund

I Class (RPOIX)

This annual shareholder report contains important information about Global High Income Bond Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global High Income Bond Fund - I Class	$63	0.60%

What drove fund performance during the past 12 months?

  Global high yield bonds produced positive returns in 2025, supported by healthy credit fundamentals and resilient economies. The asset class overcame concerns about U.S. tariffs, several high-profile bankruptcies, and the longest U.S. government shutdown on record.

  Compared with the style-specific ICE BofA Global High Yield Index (hedged to USD), our defensive, risk-aware positioning contributed due to our avoidance of distressed issuers that underperformed during the period, including New Fortress Energy and Saks Global. Nielsen, a global leader in audience measurement, data, and analytics, added value in the media segment, as did our lower exposure to petrochemical company Braskem in the chemicals industry.

  Selection in the energy and information technology segments detracted, partly due to Brazilian energy company Raizen and McAfee, a provider of consumer cyber security services, respectively. Not owning the Warner Bros Discovery bonds that rallied when Paramount made an offer to acquire the company also weighed on relative results.

  The fund seeks high income and some capital appreciation. We reduced our holdings in European high yield amid concerns about rich valuations. Additionally, we trimmed our energy industry allocation due to softer oil prices and OPEC’s decision to expand production targets.

  The portfolio maintained allocations to select types of derivatives for hedging purposes. The fund had a material exposure to currency forward contracts during the reporting period, which had a negative impact on performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2015	500,000	500,000	500,000
2016	520,593	529,495	516,212
2016	543,740	544,798	543,011
2016	568,937	549,246	571,330
2016	576,497	510,430	581,047
2017	590,882	519,421	597,806
2017	606,358	532,936	610,212
2017	621,819	542,335	623,972
2017	627,489	548,176	627,629
2018	622,894	555,638	623,905
2018	617,968	540,178	623,029
2018	633,260	535,189	637,129
2018	617,176	541,598	615,675
2019	656,032	553,523	658,062
2019	675,254	571,760	676,740
2019	688,989	575,848	685,317
2019	706,899	578,641	705,179
2020	590,328	576,750	609,733
2020	673,269	595,901	677,471
2020	702,634	611,761	705,286
2020	749,484	631,854	751,762
2021	758,304	603,669	757,127
2021	775,336	611,592	775,431
2021	779,826	606,189	777,080
2021	774,335	602,113	774,615
2022	736,982	565,017	732,071
2022	658,711	518,335	659,206
2022	647,778	482,341	652,701
2022	682,852	504,279	687,045
2023	705,399	519,441	709,871
2023	718,464	511,495	721,335
2023	731,189	493,151	727,992
2023	779,125	533,099	777,124
2024	792,045	521,994	793,268
2024	804,111	516,229	805,068
2024	839,411	552,277	845,324
2024	846,656	524,095	849,966
2025	856,252	537,908	860,605
2025	886,914	562,204	887,652
2025	913,848	565,551	911,303
2025	926,726	566,902	923,128

202501-4140694, 202601-5112934

F536-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global High Income Bond Fund (I Class)	9.46%	4.34%	6.36%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	1.26
ICE BofA Global High Yield Index Hedged to USD (Strategy Benchmark)	8.61	4.19	6.32

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$728,231
  Number of Portfolio Holdings312
  Investment Advisory Fees Paid (000s)$3,469
  Portfolio Turnover Rate57.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	86.4%
Bank Loans	8.9
Municipal Securities	0.5
Preferred Stocks	0.3
Convertible Preferred Stocks	0.2
Common Stocks	0.2
Convertible Bonds	0.0
Short-Term and Other	3.5

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	2.2%
Venture Global Holdings	1.2
Jane Street Group	1.2
Level 3 Financing	1.0
CVS Health	1.0
IMA Industria Macchine Automatiche	1.0
Navient	0.9
Ecopetrol	0.9
CHS	0.9
BBVA Mexico	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global High Income Bond Fund

I Class (RPOIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$40,201	$39,999
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIHX Global High Income
Bond Fund
PAIHX Global High Income
Bond Fund
.
Advisor Class
RPOIX Global High Income
Bond Fund
.
I Class

T. ROWE PRICE Global High Income Bond Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 8 .62 $ 8 .49 $ 7 .97 $ 9 .94 $ 10 .17
Investment activities
Net investment income
(1)(2)
0 .56 0 .57 0 .55 0 .48 0 .47
Net realized and unrealized
gain/loss 0 .22 0 .13 0 .52 ( 1 .64 ) ( 0 .16 )
Total from investment
activities 0 .78 0 .70 1 .07 ( 1 .16 ) 0 .31
Distributions
Net investment income ( 0 .58 ) ( 0 .57 ) ( 0 .44 ) ( 0 .49 ) ( 0 .46 )
Net realized gain    ( 0 .32 ) ( 0 .08 )
Tax return of capital   ( 0 .11 )
Total distributions ( 0 .58 ) ( 0 .57 ) ( 0 .55 ) ( 0 .81 ) ( 0 .54 )
NET ASSET VALUE
End of period $ 8 .82 $ 8 .62 $ 8 .49 $ 7 .97 $ 9 .94

T. ROWE PRICE Global High Income Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
9 .29% 8 .51% 13 .93% ( 11 .83 ) % 3 .05%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .81% 0 .86% 0 .94% 0 .96% 0 .90%
Net expenses after
waivers/payments by Price
Associates 0 .75% 0 .75% 0 .76% 0 .75% 0 .78%
Net investment income 6 .47% 6 .67% 6 .76% 5 .46% 4 .61%
Portfolio turnover rate 57 .8% 45 .6% 51 .7% 45 .2% 63 .2%
Net assets, end of period (in
thousands) $194,554 $124,932 $57,997 $56,170 $122,550
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global High Income Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 8 .62 $ 8 .49 $ 7 .97 $ 9 .95 $ 10 .18
Investment activities
Net investment income
(1)(2)
0 .54 0 .55 0 .53 0 .46 0 .45
Net realized and unrealized
gain/loss 0 .22 0 .13 0 .52 ( 1 .65 ) ( 0 .16 )
Total from investment
activities 0 .76 0 .68 1 .05 ( 1 .19 ) 0 .29
Distributions
Net investment income ( 0 .56 ) ( 0 .55 ) ( 0 .43 ) ( 0 .47 ) ( 0 .44 )
Net realized gain    ( 0 .32 ) ( 0 .08 )
Tax return of capital   ( 0 .10 )
Total distributions ( 0 .56 ) ( 0 .55 ) ( 0 .53 ) ( 0 .79 ) ( 0 .52 )
NET ASSET VALUE
End of period $ 8 .82 $ 8 .62 $ 8 .49 $ 7 .97 $ 9 .95
Ratios/Supplemental Data
Total return
(2)(3)
9 .07% 8 .28% 13 .69% ( 12 .11 ) % 2 .84%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 2 .34% 1 .59% 1 .28% 1 .25% 1 .24%
Net expenses after waivers/
payments by Price Associates 0 .96% 0 .96% 0 .97% 0 .96% 0 .99%
Net investment income 6 .26% 6 .47% 6 .54% 5 .26% 4 .41%
Portfolio turnover rate 57 .8% 45 .6% 51 .7% 45 .2% 63 .2%
Net assets, end of period (in
thousands) $125 $272 $321 $331 $614
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global High Income Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 8 .61 $ 8 .48 $ 7 .96 $ 9 .94 $ 10 .16
Investment activities
Net investment income
(1)(2)
0 .58 0 .58 0 .56 0 .50 0 .48
Net realized and unrealized
gain/loss 0 .21 0 .13 0 .52 ( 1 .66 ) ( 0 .14 )
Total from investment
activities 0 .79 0 .71 1 .08 ( 1 .16 ) 0 .34
Distributions
Net investment income ( 0 .59 ) ( 0 .58 ) ( 0 .45 ) ( 0 .50 ) ( 0 .48 )
Net realized gain    ( 0 .32 ) ( 0 .08 )
Tax return of capital   ( 0 .11 )
Total distributions ( 0 .59 ) ( 0 .58 ) ( 0 .56 ) ( 0 .82 ) ( 0 .56 )
NET ASSET VALUE
End of period $ 8 .81 $ 8 .61 $ 8 .48 $ 7 .96 $ 9 .94
Ratios/Supplemental Data
Total return
(2)(3)
9 .46% 8 .67% 14 .10% ( 11 .81 ) % 3 .32%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .62% 0 .65% 0 .69% 0 .69% 0 .72%
Net expenses after waivers/
payments by Price Associates 0 .60% 0 .61% 0 .61% 0 .61% 0 .62%
Net investment income 6 .62% 6 .79% 6 .92% 5 .72% 4 .74%
Portfolio turnover rate 57 .8% 45 .6% 51 .7% 45 .2% 63 .2%
Net assets, end of period (in
thousands) $533,552 $454,651 $242,717 $203,565 $167,274
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global High Income Bond Fund
December 31, 2025

Portfolio of Investments
Par/Shares $ Value
( Cost and value in $000s)
ARGENTINA 0.4%
Corporate Bonds 0.4%
Telecom Argentina, 9.25%, 5/28/33 (USD) (1) 2,950,000 3,087
Total Argentina (Cost $2,913) 3,087
AUSTRALIA 0.2%
Bank Loans 0.2% (2)
Insignia Financial, FRN, 1M TSFR + 4.50%, 11/24/32
(USD) (3)(4) 1,280,000 1,270
Total Australia (Cost $1,261) 1,270
AUSTRIA 0.8%
Corporate Bonds 0.8%
Benteler International, 7.25%, 6/15/31  4,355,000 5,497
Total Austria (Cost $5,116) 5,497
BRAZIL 3.4%
Corporate Bonds 3.4%
Aegea Finance, 7.625%, 1/20/36 (USD) (1) 1,680,000 1,608
Aegea Finance, 9.00%, 1/20/31 (USD) (1) 1,250,000 1,318
CSN Inova Ventures, 6.75%, 1/28/28 (USD)  235,000 218
CSN Resources, 8.875%, 12/5/30 (USD) (1) 4,000,000 3,719
CSN Resources, 8.875%, 12/5/30 (USD)  705,000 656
FS Luxembourg, 8.625%, 6/25/33 (USD) (1) 1,550,000 1,601
FS Luxembourg, 8.875%, 2/12/31 (USD) (1) 2,073,000 2,165
Globo Comunicacao e Participacoes, 5.50%, 1/14/32
(USD) (1) 3,515,000 3,460
Klabin Austria, 3.20%, 1/12/31 (USD)  5,320,000 4,800
Raizen Fuels Finance, 6.45%, 3/5/34 (USD) (1) 3,460,000 2,849
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (1) 2,940,000 2,235
Total Brazil (Cost $25,928) 24,629
CANADA 2.7%
Common Stocks 0.2%
Bausch + Lomb (USD) (5) 68,341 1,167
1,167

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 2.5%
Dye & Durham, 8.625%, 4/15/29 (USD) (1) 3,125,000 2,944
Husky Injection Molding Systems, 9.00%, 2/15/29 (USD) (1) 2,830,000 2,967
Jones Deslauriers Insurance Management, 7.25%,
10/1/33 (1) 3,430,000 2,489
Rogers Communications, VR, 7.00%, 4/15/55 (USD) (6) 1,520,000 1,591
Rogers Communications, VR, 7.125%, 4/15/55 (USD) (6) 3,990,000 4,214
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (USD) (6) 195,000 208
South Bow Canadian Infrastructure Holdings, VR, 7.625%,
3/1/55 (USD) (6) 3,535,000 3,684
18,097
Total Canada (Cost $18,883) 19,264
CHILE 2.3%
Corporate Bonds 2.3%
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(6) 1,550,000 1,626
Agrosuper, 4.60%, 1/20/32 (USD) (1) 4,400,000 4,232
Agrosuper, 4.60%, 1/20/32 (USD)  695,000 668
ATP Tower Holdings, 7.875%, 2/3/30 (USD) (1) 4,800,000 4,962
Banco de Credito e Inversiones, VR, 7.50% (USD) (1)(6)(7) 1,780,000 1,892
Banco de Credito e Inversiones, VR, 8.75% (USD) (1)(6)(7) 3,420,000 3,696
Total Chile (Cost $16,453) 17,076
COLOMBIA 1.8%
Corporate Bonds 1.8%
Aris Mining, 8.00%, 10/31/29 (USD) (1) 3,240,000 3,394
Bancolombia, VR, 8.625%, 12/24/34 (USD) (6) 2,945,000 3,155
Ecopetrol, 4.625%, 11/2/31 (USD)  1,315,000 1,175
Ecopetrol, 5.875%, 5/28/45 (USD)  875,000 653
Ecopetrol, 8.375%, 1/19/36 (USD)  2,630,000 2,706
Ecopetrol, 8.875%, 1/13/33 (USD)  2,085,000 2,224
Total Colombia (Cost $12,781) 13,307
FRANCE 4.9%
Common Stocks 0.0%
Altice France, Acquisition Date: 10/1/25, Cost $175 (5)(8) 10,037 181
181

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 4.9%
Altice France, 4.75%, 10/15/30  1,300,000 1,441
Altice France, 5.625%, 7/15/32 (1) 369,648 413
Altice France, 7.25%, 11/1/29 (1) 1,124,346 1,312
Altice France, 7.25%, 11/1/29  625,000 729
Banijay Entertainment, 7.00%, 5/1/29  2,127,000 2,593
Banijay Entertainment, 8.125%, 5/1/29 (USD) (1) 1,020,000 1,057
CMA CGM, 4.875%, 1/15/32 (1) 2,130,000 2,416
CMA CGM, 4.875%, 1/15/32  2,555,000 2,898
Forvia, 5.375%, 3/15/31 (1) 1,145,000 1,384
Forvia, 5.50%, 6/15/31  3,870,000 4,709
Iliad Holding, 5.375%, 4/15/30  860,000 1,042
Iliad Holding, 8.50%, 4/15/31 (USD) (1) 2,895,000 3,119
IPD 3, 5.50%, 6/15/31 (1) 3,140,000 3,736
IPD 3, FRN, 3M EURIBOR + 3.375%, 5.475%, 6/15/31 (1) 853,000 1,007
Opal Bidco, 5.50%, 3/31/32 (1) 3,305,000 4,010
Paprec Holding, 4.125%, 7/15/30 (1) 3,155,000 3,731
35,597
Total France (Cost $34,459) 35,778
GERMANY 2.7%
Corporate Bonds 2.7%
Alstria Office, 5.50%, 3/20/31  2,900,000 3,491
Gruenenthal, 4.625%, 11/15/31 (1) 4,580,000 5,437
TK Elevator U.S. Newco, 5.25%, 7/15/27 (USD) (1) 1,985,000 1,989
TUI Cruises, 5.00%, 5/15/30 (1) 2,970,000 3,580
TUI Cruises, 6.25%, 4/15/29  1,245,000 1,521
ZF North America Capital, 6.875%, 4/14/28 (USD) (1) 1,735,000 1,763
ZF North America Capital, 7.125%, 4/14/30 (USD) (1) 1,835,000 1,852
Total Germany (Cost $18,311) 19,633
GREECE 0.3%
Corporate Bonds 0.3%
United Group, 6.25%, 1/31/32 (1) 1,970,000 2,329
Total Greece (Cost $2,317) 2,329

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GUATEMALA 0.3%
Corporate Bonds 0.3%
CT Trust, 5.125%, 2/3/32 (USD) (1) 1,210,000 1,165
CT Trust, 5.125%, 2/3/32 (USD)  905,000 871
Total Guatemala (Cost $2,046) 2,036
INDIA 0.5%
Corporate Bonds 0.5%
Greenko Power II, 4.30%, 12/13/28 (USD)  3,826,600 3,628
Total India (Cost $3,553) 3,628
ISRAEL 0.7%
Corporate Bonds 0.7%
Teva Pharmaceutical Finance Netherlands II, 4.375%, 5/9/30
(EUR)  735,000 888
Teva Pharmaceutical Finance Netherlands II, 7.375%, 9/15/29
(EUR)  612,000 810
Teva Pharmaceutical Finance Netherlands II, 7.875%, 9/15/31
(EUR)  2,525,000 3,556
Total Israel (Cost $4,558) 5,254
ITALY 2.1%
Corporate Bonds 2.1%
Fibercop, 4.75%, 6/30/30  2,310,000 2,762
IMA Industria Macchine Automatiche, 3.75%, 1/15/28  2,265,000 2,659
IMA Industria Macchine Automatiche, FRN, 3M EURIBOR +
3.75%, 5.776%, 4/15/29 (1) 2,050,000 2,435
IMA Industria Macchine Automatiche, FRN, 3M EURIBOR +
3.75%, 5.776%, 4/15/29  1,630,000 1,936
Itelyum Regeneration, 5.75%, 4/15/30 (1) 4,745,000 5,576
Total Italy (Cost $14,276) 15,368
JAPAN 0.3%
Corporate Bonds 0.3%
Nissan Motor, 4.81%, 9/17/30 (USD) (1) 810,000 764

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Nissan Motor, 6.375%, 7/17/33 (EUR) (1) 1,125,000 1,355
Total Japan (Cost $2,092) 2,119
LUXEMBOURG 2.1%
Corporate Bonds 2.1%
Aegis 1A, 5.625%, 10/29/31, (PIK 5.625%) (1)(9) 4,590,000 5,462
Albion Financing 1, 5.375%, 5/21/30  2,850,000 3,451
Altice Financing, 5.00%, 1/15/28 (USD) (1) 1,995,000 1,398
Maxam Prill, 7.75%, 7/15/30 (USD) (1) 5,120,000 5,296
Total Luxembourg (Cost $15,494) 15,607
MADAGASCAR 0.8%
Corporate Bonds 0.8%
Axian Telecom Holding & Management, 7.25%, 7/11/30
(USD) (1) 5,740,000 5,812
Total Madagascar (Cost $5,713) 5,812
MEXICO 4.3%
Corporate Bonds 4.3%
Banco Mercantil del Norte, VR, 8.375% (USD) (6)(7) 4,540,000 4,853
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (6) 900,000 883
BBVA Mexico, VR, 5.875%, 9/13/34 (USD) (6) 1,785,000 1,783
BBVA Mexico, VR, 8.125%, 1/8/39 (USD) (1)(6) 2,850,000 3,086
BBVA Mexico, VR, 8.45%, 6/29/38 (USD) (1)(6) 730,000 807
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  4,185,000 4,260
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  625,000 513
Petroleos Mexicanos, 7.69%, 1/23/50 (USD)  6,305,000 5,654
Petroleos Mexicanos, 10.00%, 2/7/33 (USD)  4,945,000 5,732
Saavi Energia, 8.875%, 2/10/35 (USD) (1) 3,710,000 4,026
Total Mexico (Cost $29,874) 31,597
MOROCCO 0.6%
Corporate Bonds 0.6%
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  4,025,000 4,016
Total Morocco (Cost $3,926) 4,016

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
NETHERLANDS 0.7%
Corporate Bonds 0.7%
Trivium Packaging Finance, 6.625%, 7/15/30 (1) 1,810,000 2,237
VZ Secured Financing, 5.00%, 1/15/32 (USD)  725,000 659
Ziggo Bond, 3.375%, 2/28/30  1,740,000 1,819
Total Netherlands (Cost $4,406) 4,715
PAKISTAN 0.2%
Corporate Bonds 0.2%
Veon Midco, 9.00%, 7/15/29 (USD) (1) 1,600,000 1,671
Total Pakistan (Cost $1,600) 1,671
PANAMA 0.7%
Corporate Bonds 0.7%
C&W Senior Finance, 9.00%, 1/15/33 (USD) (1) 4,715,000 4,879
Total Panama (Cost $4,715) 4,879
ROMANIA 0.5%
Corporate Bonds 0.5%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (6) 2,770,000 3,322
Total Romania (Cost $3,056) 3,322
SLOVENIA 0.2%
Corporate Bonds 0.2%
Summer BidCo, 10.00%, 2/15/29, (10.00% Cash or 10.75%
PIK) (1)(9) 846,223 1,006
Summer BidCo, 10.00%, 2/15/29, (10.00% Cash or 10.75%
PIK) (9) 656,158 780
Total Slovenia (Cost $1,629) 1,786
SOUTH AFRICA 0.6%
Corporate Bonds 0.6%
Transnet, 8.25%, 2/6/28 (USD)  4,310,000 4,559
Total South Africa (Cost $4,549) 4,559

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SPAIN 0.9%
Corporate Bonds 0.9%
Cirsa Finance International, 4.875%, 10/15/31 (1) 2,555,000 3,078
Eroski S Coop, 5.75%, 5/15/31 (1) 1,205,000 1,466
Gestamp Automocion, 4.375%, 10/15/30 (1) 1,710,000 2,028
Total Spain (Cost $6,371) 6,572
TANZANIA 0.7%
Convertible Bonds 0.0%
HTA Group, 2.875%, 3/18/27 (USD)  200,000 205
205
Corporate Bonds 0.7%
HTA Group, 7.50%, 6/4/29 (USD) (1) 4,910,000 5,087
5,087
Total Tanzania (Cost $5,151) 5,292
UNITED KINGDOM 9.0%
Corporate Bonds 9.0%
Arqiva Broadcast Finance, 8.625%, 7/1/30  3,900,000 5,423
Barclays, VR, 7.625% (USD) (6)(7) 4,855,000 5,169
Belron U.K. Finance, 4.625%, 10/15/29 (EUR) (1) 3,370,000 4,073
Biffa Group Holdings, 7.38%, 6/15/31 (1) 3,225,000 4,385
Boots Group Finco, 5.375%, 8/31/32 (EUR) (1) 535,000 649
Bracken MidCo1, 6.75%, 11/1/27, (6.75% Cash or 7.5%
PIK) (9) 385,000 516
EG Global Finance, 12.00%, 11/30/28 (USD) (1) 2,350,000 2,556
Iceland Bondco, 4.375%, 5/15/28  530,000 695
Iceland Bondco, 10.875%, 12/15/27 (1) 410,000 584
Iceland Bondco, 10.875%, 12/15/27  2,738,000 3,903
INEOS Finance, 6.375%, 4/15/29  1,743,000 1,795
Jerrold Finco, 7.50%, 6/15/31 (1) 4,255,000 5,838
Kane Bidco, 7.75%, 7/15/31 (1) 820,000 1,129
Kane Bidco, 7.75%, 7/15/31  2,600,000 3,580
Miller Homes Group Finco, 7.00%, 5/15/29  3,980,000 5,401
Odeon Finco, 12.75%, 11/1/27 (USD) (1) 2,570,000 2,648
PCC Global, 8.25%, 11/15/30 (EUR)  1,915,000 2,155
Pinewood Finco, 3.625%, 11/15/27 (1) 1,075,000 1,412

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Pinnacle Bidco, 8.25%, 10/11/28 (EUR) (1) 650,000 799
Pinnacle Bidco, 8.25%, 10/11/28 (EUR)  3,245,000 3,988
Pinnacle Bidco, 10.00%, 10/11/28 (1) 655,000 929
RAC Bond, 5.25%, 11/4/27 (1) 1,690,000 2,262
RAC Bond, 5.25%, 11/4/27  1,015,000 1,359
Virgin Media Secured Finance, 4.125%, 8/15/30  1,380,000 1,668
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,200,000 1,438
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  1,090,000 1,307
Total United Kingdom (Cost $64,163) 65,661
UNITED STATES 51.3%
Bank Loans 8.7% (2)
1440 Foods Topco, FRN, 1M TSFR + 5.00%, 8.716%,
10/31/31 (4) 5,561,007 5,241
Allied Universal Holdco, FRN, 1M TSFR + 3.25%, 6.966%,
8/20/32  1,655,850 1,663
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%,
10.731%, 1/4/29  1,446,779 1,447
Asurion, FRN, 1M TSFR + 5.25%, 9.081%, 1/31/28  785,424 782
Asurion, FRN, 1M TSFR + 5.25%, 9.081%, 1/20/29  5,432,352 5,324
Bausch + Lomb, FRN, 1M TSFR + 4.25%, 7.966%, 1/15/31  1,949,417 1,967
Central Parent, FRN, 3M TSFR + 3.25%, 6.922%, 7/6/29  2,825,693 2,387
CMG Media, FRN, 3M TSFR + 3.50%, 7.272%, 6/18/29  1,114,447 1,037
CP Atlas Buyer, FRN, 1M TSFR + 5.25%, 8.966%, 7/8/30  4,286,276 4,136
CPM Holdings, FRN, 1M TSFR + 4.50%, 8.20%, 9/28/28 (4) 5,390,792 5,358
CSC Holdings, FRN, PRIME + 1.50%, 8.25%, 4/15/27  1,731,627 1,510
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
9.934%, 5/21/29  4,342,726 4,354
Kaseya, FRN, 1M TSFR + 5.00%, 8.716%, 3/20/33  431,534 421
LTI Holdings, FRN, 1M TSFR + 3.75%, 7.466%, 7/29/29  4,901,672 4,927
Merlin Buyer, FRN, 3M TSFR + 4.00%, 7.672%, 12/14/28  1,092,163 1,101
Mermaid Bidco, FRN, 3M TSFR + 3.25%, 7.151%, 7/3/31  1,009,887 1,012
OneDigital Borrower, FRN, 1M TSFR + 3.00%, 6.716%,
7/2/31  1,693,495 1,696
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 8.966%,
7/2/32  3,690,000 3,715
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 7.893%,
9/15/28  3,298,961 3,301
Project Alpha Intermediate Holding, FRN, 3M TSFR + 5.00%,
8.672%, 5/9/33  2,133,025 2,041
Renaissance Holdings, FRN, 1M TSFR + 4.00%, 7.716%,
4/5/30  3,153,909 2,747
Sabre GLBL, FRN, 1M TSFR + 6.25%, 10.066%, 7/30/29 (3) 121,539 108

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Trident TPI Holdings, FRN, 3M TSFR + 3.75%, 7.422%,
9/15/28  1,840,353 1,765
U.S. Renal Care, FRN, 1M TSFR + 5.00%, 8.831%, 6/28/28  5,600,568 5,256
63,296
Convertible Preferred Stocks 0.2%
Boeing, 6.00%, 10/15/27  23,666 1,634
1,634
Corporate Bonds 41.6%
1261229 B.C., 10.00%, 4/15/32 (1) 5,465,000 5,692
Adient Global Holdings, 8.25%, 4/15/31 (1) 2,100,000 2,208
Advance Auto Parts, 7.00%, 8/1/30 (1) 1,685,000 1,695
Advance Auto Parts, 7.375%, 8/1/33 (1) 3,345,000 3,366
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1) 1,410,000 1,409
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 1,190,000 1,235
Allied Universal Holdco, 3.625%, 6/1/28 (EUR)  2,945,000 3,424
AmeriGas Partners, 9.375%, 6/1/28 (1) 4,165,000 4,309
Apollo Commercial Real Estate Finance, 4.625%, 6/15/29 (1) 5,370,000 5,185
Aretec Group, 10.00%, 8/15/30 (1) 765,000 826
AthenaHealth Group, 6.50%, 2/15/30 (1) 1,730,000 1,730
Avis Budget Car Rental, 4.75%, 4/1/28 (1) 1,870,000 1,824
Avis Budget Finance, 7.25%, 7/31/30 (EUR)  1,500,000 1,825
California Buyer, 5.625%, 2/15/32 (EUR) (1) 2,080,000 2,488
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then
9.00% Cash to maturity) (1)(9) 4,309,404 4,848
CCO Holdings, 4.25%, 2/1/31 (1) 2,470,000 2,270
CCO Holdings, 4.25%, 1/15/34 (1) 2,280,000 1,942
CCO Holdings, 4.50%, 8/15/30 (1) 2,410,000 2,270
CHS, 5.25%, 5/15/30 (1) 1,585,000 1,487
CHS, 6.125%, 4/1/30 (1) 2,120,000 1,700
CHS, 6.875%, 4/15/29 (1) 2,200,000 1,959
CHS, 10.875%, 1/15/32 (1) 1,327,000 1,450
Civitas Resources, 9.625%, 6/15/33 (1) 3,875,000 4,177
Cloud Software Group, 6.50%, 3/31/29 (1) 858,000 870
Cloud Software Group, 8.25%, 6/30/32 (1) 2,690,000 2,817
CMG Media, 8.875%, 6/18/29 (1) 1,955,000 1,672
Cobra AcquisitionCo, 6.375%, 11/1/29 (1) 1,675,000 1,468
Cobra AcquisitionCo, 12.25%, 11/1/29 (1) 1,065,000 1,093
Comstock Resources, 6.75%, 3/1/29 (1) 3,420,000 3,429
Constellium, 3.125%, 7/15/29 (EUR)  995,000 1,149
Constellium, 5.375%, 8/15/32 (EUR)  1,435,000 1,760
CP Atlas Buyer, 9.75%, 7/15/30 (1) 1,015,000 1,052

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Crescent Energy Finance, 7.375%, 1/15/33 (1) 1,335,000 1,268
Crescent Energy Finance, 7.625%, 4/1/32 (1) 2,345,000 2,276
CSC Holdings, 5.50%, 4/15/27 (1) 1,790,000 1,530
CSC Holdings, 11.25%, 5/15/28 (1) 770,000 611
CVR Partners, 6.125%, 6/15/28 (1) 5,175,000 5,194
CVS Health, VR, 6.75%, 12/10/54 (6) 5,215,000 5,447
CVS Health, VR, 7.00%, 3/10/55 (6) 1,550,000 1,626
Directv Financing, 10.00%, 2/15/31 (1) 2,825,000 2,888
DISH DBS, 5.75%, 12/1/28 (1) 3,388,000 3,316
DISH Network, 11.75%, 11/15/27 (1) 995,000 1,035
E.W. Scripps, 9.875%, 8/15/30 (1) 2,180,000 2,176
EchoStar, 10.75%, 11/30/29  1,160,000 1,281
Getty Images, 10.50%, 11/15/30 (1) 4,275,000 4,305
Graham Packaging, 7.125%, 8/15/28 (1) 362,000 362
Graphic Packaging International, 3.75%, 2/1/30 (1) 2,945,000 2,775
HA Sustainable Infrastructure Capital, VR, 8.00%, 6/1/56 (6) 2,756,000 2,868
Hightower Holding, 9.125%, 1/31/30 (1) 1,860,000 1,974
Hilcorp Energy I, 6.00%, 4/15/30 (1) 1,435,000 1,393
Hilcorp Energy I, 6.00%, 2/1/31 (1) 285,000 271
Hilcorp Energy I, 6.25%, 4/15/32 (1) 1,145,000 1,077
Hilcorp Energy I, 6.875%, 5/15/34 (1) 1,655,000 1,551
Jane Street Group, 6.125%, 11/1/32 (1) 4,915,000 5,003
Jane Street Group, 6.75%, 5/1/33 (1) 885,000 924
Jane Street Group, 7.125%, 4/30/31 (1) 2,320,000 2,438
Level 3 Financing, 3.625%, 1/15/29 (1) 1,605,000 1,480
Level 3 Financing, 4.875%, 6/15/29 (1) 1,395,000 1,365
Level 3 Financing, 6.875%, 6/30/33 (1) 2,550,000 2,606
Level 3 Financing, 7.00%, 3/31/34 (1) 1,615,000 1,663
LifePoint Health, 5.375%, 1/15/29 (1) 1,405,000 1,377
LifePoint Health, 8.375%, 2/15/32 (1) 1,160,000 1,259
LifePoint Health, 10.00%, 6/1/32 (1) 540,000 574
LifePoint Health, 11.00%, 10/15/30 (1) 1,390,000 1,524
Madison IAQ, 5.875%, 6/30/29 (1) 1,135,000 1,129
Match Group Holdings II, 6.125%, 9/15/33 (1) 3,139,000 3,180
McAfee, 7.375%, 2/15/30 (1) 5,210,000 4,545
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (1) 4,775,000 4,488
Midcontinent Communications, 8.00%, 8/15/32 (1) 2,380,000 2,440
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  900,000 1,008
MPT Operating Partnership, 5.00%, 10/15/27  1,540,000 1,487
MPT Operating Partnership, 7.00%, 2/15/32 (EUR) (1) 1,190,000 1,451
MPT Operating Partnership, 8.50%, 2/15/32 (1) 1,015,000 1,085
National Mentor Holdings, 10.50%, 12/15/30 (1) 2,565,000 2,578
Navient, 5.625%, 8/1/33  3,390,000 3,099

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Navient, 7.875%, 6/15/32  635,000 664
Navient, 9.375%, 7/25/30  2,715,000 3,016
Neptune Bidco U.S., 10.375%, 5/15/31 (1) 5,545,000 5,684
Newell Brands, 6.625%, 9/15/29  2,611,000 2,602
Newell Brands, 8.50%, 6/1/28 (1) 2,414,000 2,528
Newell Brands, STEP, 7.50%, 4/1/46  885,000 740
NGL Energy Operating, 8.125%, 2/15/29 (1) 845,000 877
NGL Energy Operating, 8.375%, 2/15/32 (1) 3,395,000 3,518
NRG Energy, VR, 10.25% (1)(6)(7) 3,550,000 3,866
OneMain Finance, 6.75%, 3/15/32  1,560,000 1,599
OneMain Finance, 6.75%, 9/15/33  1,820,000 1,845
OneMain Finance, 7.125%, 11/15/31  1,680,000 1,754
Organon, 2.875%, 4/30/28 (EUR) (1) 205,000 234
Organon, 5.125%, 4/30/31 (1) 5,590,000 4,637
PetSmart, 7.50%, 9/15/32 (1) 5,060,000 5,146
PG&E, VR, 7.375%, 3/15/55 (6) 345,000 359
Qnity Electronics, 5.75%, 8/15/32 (1) 785,000 804
Qnity Electronics, 6.25%, 8/15/33 (1) 335,000 348
Rivian Holdings, 10.00%, 1/15/31 (1) 3,885,000 3,825
Rocket, 6.375%, 8/1/33 (1) 4,500,000 4,700
Scripps Escrow II, 3.875%, 1/15/29 (1) 1,640,000 1,508
Seadrill Finance, 8.375%, 8/1/30 (1) 3,770,000 3,918
Service Properties Trust, 5.50%, 12/15/27  1,865,000 1,833
Service Properties Trust, 8.875%, 6/15/32  2,115,000 2,087
Service Properties Trust, Zero Coupon, 9/30/27 (1) 1,575,000 1,422
Shift4 Payments, 5.50%, 5/15/33 (EUR) (1) 2,690,000 3,237
Shift4 Payments, 5.50%, 5/15/33 (EUR)  1,750,000 2,106
Six Flags Entertainment, 6.625%, 5/1/32 (1) 395,000 399
Six Flags Entertainment, 7.25%, 5/15/31 (1) 5,070,000 4,870
Stagwell Global, 5.625%, 8/15/29 (1) 5,560,000 5,426
Sunoco, 6.25%, 7/1/33 (1) 1,265,000 1,296
Sunoco, 7.25%, 5/1/32 (1) 1,581,000 1,670
Talen Energy Supply, 6.25%, 2/1/34 (1) 1,795,000 1,831
Talen Energy Supply, 6.50%, 2/1/36 (1) 1,795,000 1,857
Tallgrass Energy Partners, 6.00%, 12/31/30 (1) 1,135,000 1,144
Tallgrass Energy Partners, 6.00%, 9/1/31 (1) 2,825,000 2,805
Tallgrass Energy Partners, 6.75%, 3/15/34 (1) 340,000 340
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 785,000 811
Transocean Aquila, 8.00%, 9/30/28 (1) 1,522,077 1,560
Transocean International, 7.875%, 10/15/32 (1) 795,000 828
Transocean International, 8.50%, 5/15/31 (1) 2,970,000 2,939
TreeHouse Foods, 4.00%, 9/1/28  3,128,000 3,109
Trident TPI Holdings, 12.75%, 12/31/28 (1) 1,550,000 1,587

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Univision Communications, 7.375%, 6/30/30 (1) 2,525,000 2,564
Univision Communications, 8.50%, 7/31/31 (1) 545,000 569
Univision Communications, 9.375%, 8/1/32 (1) 2,370,000 2,549
UWM Holdings, 6.25%, 3/15/31 (1) 940,000 938
UWM Holdings, 6.625%, 2/1/30 (1) 4,455,000 4,507
Venture Global LNG, VR, 9.00% (1)(6)(7) 3,405,000 2,690
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (1) 1,120,000 1,147
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (1) 2,005,000 2,053
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1) 900,000 973
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1) 1,475,000 1,612
Vistra, VR, 8.00% (1)(6)(7) 845,000 863
Vistra, Series C, VR, 8.875% (1)(6)(7) 4,030,000 4,442
Vital Energy, 7.875%, 4/15/32 (1) 665,000 655
Warnermedia Holdings, 5.05%, 3/15/42  3,430,000 2,427
WR Grace Holdings, 5.625%, 8/15/29 (1) 3,275,000 3,105
WULF Compute, 7.75%, 10/15/30 (1) 2,445,000 2,519
XPLR Infrastructure Operating Partners, 7.75%, 4/15/34 (1) 3,565,000 3,622
XPLR Infrastructure Operating Partners, 8.625%, 3/15/33 (1) 1,885,000 1,983
303,103
Municipal Securities 0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 5,204,872 3,331
3,331
Preferred Stocks 0.3%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $2,054 (3)(5)(8) 2,085 2,101
2,101
Total United States (Cost $367,243) 373,465
ZAMBIA 0.5%
Corporate Bonds 0.5%
First Quantum Minerals, 7.25%, 2/15/34 (USD) (1) 1,595,000 1,678
First Quantum Minerals, 7.25%, 2/15/34 (USD)  1,750,000 1,841
Total Zambia (Cost $3,422) 3,519

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.2%
T. Rowe Price Government Reserve Fund, 3.77% (11)(12) 16,321,241 16,321
Total Short-Term Investments (Cost $16,321) 16,321
Total Investments in Securities
98.7% of Net Assets
(Cost $702,580) $ 719,069
Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $432,381 and represents 59.4% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) All or a portion of this loan is unsettled as of December 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(5) Non-income producing
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Perpetual security with no stated maturity date.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,282 and represents 0.3% of net assets.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board s
Certified Fiscal Plan.

T. ROWE PRICE Global High Income Bond Fund

.
.
.
.
.
.
.
.
.
.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
PRIME Prime rate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
United States 0.0%
Goldman Sachs, Protection
Sold (Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 28 4 3 1
JPMorgan Chase, Protection
Sold (Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 28 3 1 2
Total United States 4 3
Total Bilateral Credit Default Swaps, Protection
Sold 4 3
Total Bilateral Swaps 4 3
* Credit ratings as of December 31, 2025. Ratings shown are from Moody s Investors Service and if Moody s does not rate a security, then Standard & Poor s (S&P) is used. Fitch is used for securities that are not rated by either Moody s or S&P.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNY Mellon 1/5/26 EUR 460 USD 537 $ 3
BNY Mellon 2/3/26 USD 4,329 GBP 3,238 (35)
Deutsche Bank 1/5/26 EUR 2,796 USD 3,279 7
HSBC Bank 1/5/26 USD 1,099 EUR 942 (8)
HSBC Bank 2/3/26 USD 30,567 GBP 23,156 (645)
JPMorgan Chase 1/5/26 EUR 214 USD 250 2
JPMorgan Chase 1/5/26 EUR 7,990 USD 9,433 (41)
JPMorgan Chase 1/5/26 USD 5,435 EUR 4,659 (42)
JPMorgan Chase 2/3/26 USD 365 GBP 274 (4)
RBC Dominion
Securities 1/5/26 EUR 113,334 USD 133,105 117
RBC Dominion
Securities 1/5/26 USD 136,403 EUR 117,315 (1,497)
RBC Dominion
Securities 2/3/26 USD 133,287 EUR 113,334 (117)
Standard Chartered 1/2/26 CAD 3,430 USD 2,502 (3)
Standard Chartered 1/2/26 USD 2,465 CAD 3,430 (35)
Standard Chartered 1/5/26 USD 2,190 EUR 1,878 (17)
Standard Chartered 2/2/26 USD 2,506 CAD 3,430 3
Standard Chartered 2/3/26 USD 5,476 GBP 4,105 (58)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (2,370)

T. ROWE PRICE Global High Income Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ # $  $ 874+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 17,124     $ 16,321^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $874 of dividend income and $0 of interest income.
Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $16,321.

T. ROWE PRICE Global High Income Bond Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $702,580) $ 719,069
Interest and dividends receivable 11,970
Restricted cash pledged for bilateral derivatives 2,260
Cash 614
Receivable for investment securities sold 389
Receivable for shares sold 384
Unrealized gain on forward currency exchange contracts 132
Bilateral swap premiums paid 4
Unrealized gain on bilateral swaps 3
Foreign currency (cost $1) 1
Other assets 51
Total assets 734,877
Liabilities
Payable for investment securities purchased 3,195
Unrealized loss on forward currency exchange contracts 2,502
Payable for shares redeemed 436
Investment management fees payable 340
Due to affiliates 10
Other liabilities 163
Total liabilities 6,646
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 728,231

T. ROWE PRICE Global High Income Bond Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (30,448)
Paid-in capital applicable to 82,642,409 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 758,679
NET ASSETS $ 728,231
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $194,554; Shares outstanding: 22,065,539) $ 8.82
Advisor Class
(Net assets: $125; Shares outstanding: 14,191) $ 8.82
I Class
(Net assets: $533,552; Shares outstanding: 60,562,679) $ 8.81

T. ROWE PRICE Global High Income Bond Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
.
  Interest $ 46,491
Dividend 1,102
Total income 47,593
Expenses
Investment management 3,646
Shareholder servicing
Investor Class $ 298
Advisor Class 1
I Class 30 329
Prospectus and shareholder reports
Investor Class 9
Advisor Class 1
I Class 8 18
Custody and accounting 248
Registration 73
Legal and audit 48
Directors 2
Miscellaneous 20
Waived / paid by Price Associates (177)
Total expenses 4,207
Net investment income 43,386

T. ROWE PRICE Global High Income Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities 4,297
Forward currency exchange contracts (10,309)
Foreign currency transactions (33)
Net realized loss (6,045)
Change in net unrealized gain / loss
Securities 27,014
Swaps 3
Forward currency exchange contracts (5,581)
Other assets and liabilities denominated in foreign currencies 104
Change in net unrealized gain / loss 21,540
Net realized and unrealized gain / loss 15,495
INCREASE IN NET ASSETS FROM OPERATIONS $ 58,881

T. ROWE PRICE Global High Income Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 43,386 $ 28,348
Net realized gain (loss) (6,045) 503
Change in net unrealized gain / loss 21,540 3,644
Increase in net assets from operations 58,881 32,495
Distributions to shareholders
Net earnings
Investor Class (10,273) (7,027)
Advisor Class (10) (19)
I Class (34,225) (21,242)
Decrease in net assets from distributions (44,508) (28,288)
Capital share transactions
*
Shares sold
Investor Class 113,471 87,279
Advisor Class 39 1
I Class 102,740 241,121
Distributions reinvested
Investor Class 9,970 6,718
Advisor Class 10 19
I Class 32,473 19,591
Shares redeemed
Investor Class (57,164) (28,691)
Advisor Class (200) (72)
I Class (67,336) (51,353)
Increase in net assets from capital share
transactions 134,003 274,613

T. ROWE PRICE Global High Income Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase during period 148,376 278,820
Beginning of period 579,855 301,035
End of period $ 728,231 $ 579,855
*Share information (000s)
Shares sold
Investor Class 12,993 10,243
Advisor Class 4
(1)
I Class 11,786 27,887
Distributions reinvested
Investor Class 1,140 785
Advisor Class 1 2
I Class 3,722 2,290
Shares redeemed
Investor Class (6,563) (3,366)
Advisor Class (23) (8)
I Class (7,744) (5,998)
Increase in shares outstanding 15,316 31,835
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Global High Income Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Global High Income Bond
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high income and, secondarily, capital appreciation. The fund has three classes of shares: the Global High
Income Bond Fund (Investor Class), the Global High Income Bond Fund
Advisor Class (Advisor Class) and the Global High Income Bond Fund I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received

T. ROWE PRICE Global High Income Bond Fund

from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class s average daily net assets; during the year ended December 31, 2025, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor s interest in the net assets of the fund is represented by fund shares. The fund s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Global High Income Bond Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 unobservable inputs (including the Valuation Designee s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Global High Income Bond Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information

T. ROWE PRICE Global High Income Bond Fund

to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global High Income Bond Fund

Valuation Inputs   The following table summarizes the fund s financial
instruments, based on the inputs used to determine their fair values on
December 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$  $ 633,099 $  $ 633,099
Bank Loans  63,188 1,378 64,566
Common Stocks 1,167 181  1,348
Convertible Preferred Stocks 1,634   1,634
Preferred Stocks   2,101 2,101
Short-Term Investments 16,321   16,321
Total Securities 19,122 696,468 3,479 719,069
Swaps  7  7
Forward Currency Exchange
Contracts  132  132
Total $ 19,122 $ 696,607 $ 3,479 $ 719,208
Liabilities
Forward Currency Exchange
Contracts $  $ 2,502 $  $ 2,502
1
Includes Convertible Bonds, Corporate Bonds and Municipal Securities.

T. ROWE PRICE Global High Income Bond Fund

The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund s derivative instruments held as of
December 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives Forwards $ 132
Credit derivatives Bilateral Swaps and Premiums 7
Total $ 139
Liabilities
Foreign exchange derivatives Forwards $ 2,502
Total $ 2,502

T. ROWE PRICE Global High Income Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support
Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ (10,309) $  $ (10,309)
Total $ (10,309) $  $ (10,309)
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ (5,581) $  $ (5,581)
Credit derivatives  3 3
Total $ (5,581) $ 3 $ (5,578)

T. ROWE PRICE Global High Income Bond Fund

terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund s assets. Collateral pledged by counterparties is not included in the fund s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2025, cash of $2,260,000 had been posted by the fund to counterparties for bilateral derivatives. As of
December 31, 2025, no collateral was pledged by counterparties to the fund for bilateral derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund s foreign currency exposure from one country to another, or to enhance the fund s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards

T. ROWE PRICE Global High Income Bond Fund

are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund s total return; and the potential for losses in excess of the fund s initial investment. During the year ended December 31, 2025, the volume of the fund s activity in forwards, based on underlying notional amounts, was generally between 23% and 28% of net assets.
Swaps  The fund is subject to  credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net

T. ROWE PRICE Global High Income Bond Fund

variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets valuation of credit quality. As of December 31, 2025, the notional amount of protection sold by the fund totaled $56,000 (0.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund s swap investments, and potential losses in excess of the fund s initial investment.
During the year ended December 31, 2025, the volume of the fund s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund s prospectus and Statement of
Additional Information.

T. ROWE PRICE Global High Income Bond Fund

Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including high yield or junk bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs

T. ROWE PRICE Global High Income Bond Fund

cash and repays the credit when the borrower has excess cash. Certain loans may be covenant-lite loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $475,124,000 and
$368,109,000, respectively, for the year ended December 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE Global High Income Bond Fund

The fund files U.S. federal, state, and local tax returns as required. The fund s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of market discount at time of sale, the character of net currency gains or losses, differences between book/tax amortization policies and the character of income on certain derivative contracts.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 44,508 $ 28,288
($000s)
Cost of investments $ 698,688
Unrealized appreciation $ 27,219
Unrealized depreciation (6,759)
Net unrealized appreciation (depreciation) $ 20,460

T. ROWE PRICE Global High Income Bond Fund

At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards, late-year ordinary loss deferrals and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
During the year ended December 31, 2025, the fund utilized $905,000 of capital loss carryforwards. Further, a portion of the fund s available capital loss carryforwards are subject to certain limitations on amount or timing of use related to an ownership change.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Prior to
May 1, 2025, Price Associates had entered into a sub-advisory agreement(s)
with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.27% of the fund s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a
($000s)
Overdistributed ordinary income $ (264)
Net unrealized appreciation (depreciation) 20,460
Loss carryforwards and deferrals (50,644)
Total distributable earnings (loss) $ (30,448)

T. ROWE PRICE Global High Income Bond Fund

graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund s group fee is determined by applying the group fee rate to the fund s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class s net assets grow or expenses decline sufficiently to allow repayment without causing the class s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class s net assets grow or expenses decline sufficiently to allow repayment without causing the class s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid

T. ROWE PRICE Global High Income Bond Fund

by Price Associates in the amount of $699,000 remain subject to repayment by the fund at December 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund s transfer and dividend-disbursing agent. For the year ended December 31, 2025, expenses incurred pursuant to these service agreements were $122,000 for Price
Associates and $133,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.75% 0.96% 0.05%
Expense limitation date 02/29/28 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $(93) $(2) $(82)

T. ROWE PRICE Global High Income Bond Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly

T. ROWE PRICE Global High Income Bond Fund

affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Global High Income Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Global High Income Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global High Income Bond Fund
(one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the financial statements ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund s management.
Our responsibility is to express an opinion on the Fund s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global High Income Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global High Income Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $228,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $228,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $38,959,000 of the fund s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F36-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026